UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number         811-6384

        Nuveen Texas Quality Income Municipal Fund
(Exact name of registrant as specified in charter)

        333 West Wacker Drive, Chicago, Illinois, 60606
Address of principal executive offices) (Zip code)

Jessica R. Droeger—Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois, 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            07/31

Date of reporting period:          10/31/04

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

Portfolio of Investments (Unaudited)
Nuveen Texas Quality Income Municipal Fund (NTX)
October 31, 2004

Principal		Optional Call		Market
Amount (000)	Description(1)	Provisions*	Ratings**	Value

	Consumer Staples - 1.8% (1.2% of Total Investments)

$2,835	Puerto Rico, The Children's Trust Fund, Tobacco Settlement Asset-Backed Refunding Bonds, Series	5/12 at 100.00	BBB	$ 2,596,038
	2002, 5.375%, 5/15/33

	Education and Civic Organizations - 11.4% (7.9% of Total Investments)

205	Brazos Higher Education Authority Inc., Texas, Student Loan Revenue Refunding Bonds, Subordinate	No Opt. Call	Aa2	205,763
	Series 1993A-2, 6.800%, 12/01/04 (Alternative Minimum Tax)

1,000	Raven Hills Higher Education Corporation, Texas, Student Housing Revenue Bonds, Lamar University -	8/11 at 100.00	Aaa	1,068,780
	Cardinal Village LLC, Series 2001A, 5.250%, 8/01/24 - MBIA Insured

	Texas Public Finance Authority, Revenue Bonds, Texas Southern University Financing System, Series
	2003:
1,710	5.000%, 5/01/18 - FGIC Insured	5/13 at 100.00	Aaa	1,845,689
1,795	5.000%, 5/01/19 - FGIC Insured	5/13 at 100.00	Aaa	1,928,027
1,885	5.000%, 5/01/20 - FGIC Insured	5/13 at 100.00	Aaa	2,014,858

2,000	Texas State University System, Financing Revenue Refunding Bonds, Series 2002, 5.000%, 3/15/20 -	3/12 at 100.00	AAA	2,122,000
	FSA Insured

2,330	Universal City Education Facilities Corporation, Texas, Revenue Bonds, Wayland Baptist University	3/11 at 102.00	A-	2,438,928
	Project, Series 2001, 5.625%, 3/01/26

5,000	University of North Texas, Financing System Revenue Bonds, Series 2001, 5.000%, 4/15/24 - FSA	4/12 at 100.00	AAA	5,200,250
	Insured

	Energy - 2.0% (1.4% of Total Investments)

3,000	Gulf Coast Waste Disposal Authority, Texas, Waste Disposal Revenue Bonds, Valero Energy Corporation	4/08 at 102.00	BBB	3,016,830
	Project, Series 1998, 5.600%, 4/01/32 (Alternative Minimum Tax)

	Healthcare - 24.0% (16.7% of Total Investments)

3,500	Abilene Health Facilities Development Corporation, Texas, Hospital Revenue Refunding and	9/05 at 102.00	AAA	3,679,725
	Improvement Bonds, Hendrick Medical Center Project, Series 1995C, 6.150%, 9/01/25 - MBIA Insured

	Brazoria County Health Facilities Development Corporation, Texas, Revenue Bonds, Brazosport
	Memorial Hospital, Series 2004:
1,745	5.250%, 7/01/20 - RAAI Insured	7/14 at 100.00	AA	1,850,834
1,835	5.250%, 7/01/21 - RAAI Insured	7/14 at 100.00	AA	1,934,494

	Gregg County Health Facilities Development Corporation, Texas, Hospital Revenue Bonds, Good
	Shepherd Medical Center Project, Series 2000:
2,000	6.875%, 10/01/20 - RAAI Insured	10/10 at 101.00	AA	2,343,740
3,250	6.375%, 10/01/25 - RAAI Insured	10/10 at 101.00	AA	3,723,038

1,500	Harris County Health Facilities Development Corporation, Texas, Revenue Bonds, St. Luke's Episcopal	8/11 at 100.00	AA-	1,596,345
	Hospital, Series 2001A, 5.500%, 2/15/21

2,000	Harris County Health Facilities Development Corporation, Texas, Hospital Revenue Bonds, Memorial	6/11 at 101.00	A	2,197,800
	Hermann Healthcare System, Series 2001A, 6.375%, 6/01/29

5,750	Midland County Hospital District, Texas, Hospital Revenue Bonds, Series 1992, 0.000%, 6/01/11	No Opt. Call	BBB	4,059,040

2,000	North Central Texas Health Facilities Development Corporation, Hospital Revenue Bonds, Baylor	5/11 at 100.00	AA-	2,032,720
	Healthcare System, Series 2001A, 5.125%, 5/15/29

1,760	Parker County Hospital District, Texas, Hospital Revenue Bonds, Campbell Health System, Series	8/09 at 102.00	BBB-	1,817,816
	1999, 6.250%, 8/15/19

2,000	Richardson Hospital Authority, Texas, Revenue Bonds, Richardson Regional Medical Center, Series	12/13 at 100.00	BBB	2,074,100
	2004, 5.875%, 12/01/24

1,050	Tarrant County Health Facilities Development Corporation, Texas, Hospital Revenue Bonds, Adventist	11/08 at 101.00	A	1,083,254
	Health System - Sunbelt Obligated Group, Series 1998, 5.375%, 11/15/20

3,500	Tarrant County Health Facilities Development Corporation, Texas, Hospital Revenue Bonds, Adventist	11/10 at 101.00	A	3,888,570
	Health System - Sunbelt Obligated Group, Series 2000, 6.625%, 11/15/20

2,000	Tom Green County Health Facilities Development Corporation, Texas, Hospital Revenue Bonds, Shannon	5/11 at 101.00	Baa3	2,153,800
	Health System Project, Series 2001, 6.750%, 5/15/21

1,000	Tyler Health Facilities Development Corporation, Texas, Hospital Revenue Bonds, Mother Frances	7/12 at 100.00	Baa1	1,036,880
	Hospital Regional Healthcare Center, Series 2001, 6.000%, 7/01/31

	Housing/Multifamily - 8.3% (5.8% of Total Investments)

	Bexar County Housing Finance Corporation, Texas, Insured Multifamily Housing Revenue Bonds, Waters
	at Northern Hills Apartments Project, Series 2001A:
2,000	6.000%, 8/01/31 - MBIA Insured	8/11 at 102.00	Aaa	2,096,860
750	6.050%, 8/01/36 - MBIA Insured	8/11 at 102.00	Aaa	786,518

	Grand Prairie Housing Finance Corporation, Texas, GNMA Multifamily Housing Revenue Bonds, Landings
	of Carrier Project, Series 2000A:
1,000	6.650%, 9/20/22	9/10 at 105.00	AAA	1,117,760
2,030	6.750%, 9/20/28	9/10 at 105.00	AAA	2,245,119

5,668	Houston Housing Finance Corporation, Texas, GNMA Collateralized Mortgage Multifamily Housing	9/11 at 105.00	Aaa	6,029,958
	Revenue Bonds, RRG Apartments Project, Series 2001, 6.250%, 9/20/35

	Housing/Single Family - 5.5% (3.8% of Total Investments)

2,800	El Paso Housing Finance Corporation, Texas, GNMA Collateralized Single Family Mortgage Revenue	4/11 at 106.75	AAA	2,916,984
	Bonds, Series 2001A-3, 6.180%, 4/01/33

205	Galveston Property Finance Authority Inc., Texas, Single Family Mortgage Revenue Bonds, Series	3/05 at 100.00	A3	205,685
	1991A, 8.500%, 9/01/11

325	Houston Housing Finance Corporation, Texas, Single Family Mortgage Revenue Refunding Bonds, Series	12/04 at 101.00	AAA	328,822
	1993A, 5.950%, 12/01/10 - FSA Insured

1,405	Texas Department of Housing, Single Family Mortgage Revenue Bonds, Series 1996E, 6.000%, 9/01/17 -	9/06 at 102.00	AAA	1,476,009
	MBIA Insured

2,930	Texas Department of Housing and Community Affairs, Single Family Mortgage Bonds, Series 2002B,	3/12 at 100.00	AAA	3,035,216
	5.550%, 9/01/33 (Alternative Minimum Tax) - MBIA Insured

160	Victoria Housing Finance Corporation, Texas, FNMA Single Family Mortgage Revenue Refunding Bonds,	No Opt. Call	Aaa	160,230
	Series 1995, 8.125%, 1/01/11

	Long-Term Care - 7.3% (5.0% of Total Investments)

	Bell County Health Facilities Development Corporation, Texas, Retirement Facility Revenue Bonds,
	Buckner Retirement Services Inc. Obligated Group, Series 1998:
3,400	5.250%, 11/15/19	11/08 at 101.00	A-	3,483,844
5,000	5.250%, 11/15/28	11/08 at 101.00	A-	4,983,600

2,000	Tarrant County Health Facilities Development Corporation, Texas, Tax-Exempt Mortgage Revenue Bonds,	1/08 at 105.00	AAA	2,245,060
	South Central Nursing Homes Inc., Series 1997A, 6.000%, 1/01/37 - MBIA Insured

	Materials - 4.4% (3.0% of Total Investments)

3,000	Cass County Industrial Development Corporation, Texas, Environmental Improvement Revenue Bonds,	3/10 at 101.00	BBB	3,285,570
	International Paper Company Project, Series 2000A, 6.600%, 3/15/24 (Alternative Minimum Tax)

3,000	Guadalupe-Blanco River Authority, Texas, Sewage and Solid Waste Disposal Facility Bonds, E.I. DuPont	4/06 at 102.00	AA-	3,192,960
	de Nemours and Company Project, Series 1996, 6.400%, 4/01/26 (Alternative Minimum Tax)

	Tax Obligation/General - 29.3% (20.5% of Total Investments)

4,130	Coppell Independent School District, Dallas County, Texas, Unlimited Tax School Building and	8/09 at 75.34	AAA	2,681,857
	Refunding Bonds, Series 1992, 0.000%, 8/15/14 - MBIA Insured

1,450	Donna Independent School District, Hidalgo County, Texas, Unlimited Tax School Building Bonds,	2/11 at 100.00	AAA	1,663,701
	Series 2000, 6.000%, 2/15/17

1,750	El Paso County, Texas, Certificates of Obligation, Series 2001, 5.000%, 2/15/21 - FSA Insured	2/12 at 100.00	AAA	1,846,635

2,000	Harlingen Independent School District, Cameron County, Texas, Unlimited Tax School Building Bonds,	8/09 at 100.00	AAA	2,192,700
	Series 1999, 5.650%, 8/15/29

	Houston Community College, Texas, Limited Tax General Obligation Bonds, Series 2003:
2,500	5.000%, 2/15/20 - AMBAC Insured	2/13 at 100.00	AAA	2,668,475
2,235	5.000%, 2/15/21 - AMBAC Insured	2/13 at 100.00	AAA	2,372,676

1,500	Judson Independent School District, Bexar County, Texas, General Obligation Refunding Bonds, Series	2/11 at 100.00	Aaa	1,628,520
	2002, 5.250%, 2/01/21

2,600	Klein Independent School District, Harris County, Texas, Unlimited Tax Schoolhouse Bonds, Series	8/09 at 100.00	AAA	2,807,792
	1999A, 5.000%, 8/01/18

5,220	Leander Independent School District, Williamson and Travis Counties, Texas, Unlimited Tax School	8/09 at 46.74	AAA	2,042,377
	Building and Refunding Bonds, Series 2000, 0.000%, 8/15/21

1,000	Mansfield Independent School District, Tarrant County, Texas, General Obligation Bonds, Series	2/14 at 100.00	AAA	1,074,120
	2004, 5.000%, 2/15/20

1,545	Montgomery County, Texas, General Obligation Refunding Bonds, Series 1997, 0.000%, 3/01/14 - MBIA	9/07 at 72.39	AAA	996,139
	Insured

925	Northside Independent School District, Bexar County, Texas, Unlimited Tax School Building and	8/10 at 100.00	AAA	1,042,364
	Refunding Bonds, Series 2000, 5.875%, 8/15/25

500	Puerto Rico, Public Improvement General Obligation Bonds, Series 2001A, 5.500%, 7/01/29	No Opt. Call	A-	554,505

1,825	Socorro Independent School District, El Paso County, Texas, General Obligation Bonds, Series 1996,	2/06 at 100.00	Aaa	1,908,549
	5.750%, 2/15/21

1,440	South Texas Community College District, General Obligation Bonds, Series 2002, 5.500%, 8/15/17 -	8/12 at 100.00	AAA	1,635,955
	AMBAC Insured

2,000	Texas, General Obligation Bonds, Veterans Land Board, Series 1994, 6.400%, 12/01/24	12/04 at 100.00	Aa1	2,006,840
	(Alternative Minimum Tax)

2,000	Texas, General Obligation Bonds, Water Financial Assistance Program, Series 2001, 5.250%,	8/11 at 100.00	Aa1	2,121,660
	8/01/23

1,500	Texas State Public Finance Authority, General Obligation Refunding Bonds, Series 2002, 5.000%,	10/12 at 100.00	Aa1	1,614,120
	10/01/18

1,795	United Independent School District, Webb County, Texas, Unlimited Tax School Building Bonds, Series	8/12 at 100.00	AAA	2,014,564
	2000, 5.375%, 8/15/18

5,290	Weslaco Independent School District, Hidalgo County, Texas, General Obligation School Building	2/10 at 100.00	Aaa	5,751,658
	Bonds, Series 2000, 5.500%, 2/15/25

	West Texas Independent School District, McLennan and Hill Counties, General Obligation Refunding
	Bonds, Series 1998:
1,000	0.000%, 8/15/22	8/13 at 61.20	AAA	395,740
1,000	0.000%, 8/15/24	8/13 at 54.88	AAA	349,460

1,800	Williamson County, Texas, General Obligation Bonds, Series 2002, 5.500%, 2/15/16 - FSA Insured	2/12 at 100.00	AAA	2,031,120

	Tax Obligation/Limited - 14.0% (9.7% of Total Investments)

4,500	Austin, Texas, Subordinate Lien Hotel Occupancy Tax Revenue Refunding Bonds, Series 1999, 5.800%,	11/09 at 100.00	AAA	5,001,975
	11/15/29 - AMBAC Insured

	Bexar County, Texas, Combined Tax and Revenue Certificates of Obligation, Series 2004:
1,235	5.000%, 6/15/17	6/14 at 100.00	AA	1,344,668
1,295	5.000%, 6/15/18	6/14 at 100.00	AA	1,403,508
1,260	5.000%, 6/15/19	6/14 at 100.00	AA	1,358,242

1,275	Copperas Cove, Texas, Certificates of Obligation, Series 2003, 5.000%, 8/15/23 - MBIA Insured	8/12 at 100.00	AAA	1,333,931

2,305	Corpus Christi, Texas, Combination Tax and Municipal Hotel Occupancy Tax Revenue Certificates of Obligation,	9/12 at 100.00	AAA	2,578,304
	Series 2002, 5.500%, 9/01/21 - FSA Insured

2,250	Harris County-Houston Sports Authority, Texas, Senior Lien Revenue Bonds, Series 2001G, 5.250%,	11/11 at 100.00	AAA	2,374,470
	11/15/22 - MBIA Insured

1,000	Laredo, Texas, Sports Venue Sales Tax Revenue Bonds, Series 2001, 5.300%, 3/15/26 - FGIC Insured	3/09 at 100.00	AAA	1,067,830

1,255	Pasadena, Texas, Certificates of Obligation, Series 2002, 5.125%, 4/01/24 - FGIC Insured	4/11 at 100.00	AAA	1,306,656

2,685	San Antonio, Texas, Hotel Occupancy Tax Revenue Bonds, Henry B. Gonzalez Convention Center Project,	8/06 at 102.00	AAA	2,882,482
	Series 1996, 5.700%, 8/15/26 - FGIC Insured

	Transportation - 3.2% (2.2% of Total Investments)

1,000	Austin, Texas, Airport System Prior Lien Revenue Bonds, Series 2003, 5.250%, 11/15/16 - MBIA	11/13 at 100.00	AAA	1,107,260
	Insured

2,600	Dallas-Ft. Worth International Airport Facility Improvement Corporation, Texas, Revenue Bonds,	11/09 at 101.00	CCC	1,447,264
	American Airlines Inc., Series 1999, 6.375%, 5/01/35 (Alternative Minimum Tax)

2,000	Houston, Texas, Subordinate Lien Airport System Revenue Bonds, Series 2000A, 5.625%, 7/01/30	7/10 at 100.00	AAA	2,125,080
	(Alternative Minimum Tax) - FSA Insured

	U.S. Guaranteed *** - 13.7% (9.5% of Total Investments)

160	Abilene Housing Development Corporation, Texas, Section 8 First Lien Revenue Bonds, Abilene East	No Opt. Call	N/R***	174,534
	Apartments, Series 1978, 7.000%, 7/01/08

1,000	Caddo Mills Independent School District, Hunt County, Texas, General Obligation Unlimited Tax	2/05 at 100.00	N/R***	1,013,630
	School Building and Refunding Bonds, Series 1995, 6.375%, 8/15/25 (Pre-refunded to 2/15/05)

520	Puerto Rico, The Children's Trust Fund, Tobacco Settlement Asset-Backed Bonds, Series 2000,	7/10 at 100.00	AAA	567,533
	5.750%, 7/01/20 (Pre-refunded to 7/01/10)

1,450	Galveston Industrial Development Corporation, Texas, Sales Tax Revenue Bonds, Series 1995, 5.750%,	9/05 at 100.00	AAA	1,497,662
	9/01/15 (Pre-refunded to 9/01/05) - AMBAC Insured

5,275	Houston, Texas, Junior Lien Water and Sewerage System Revenue Refunding Bonds, Series 2000B,	12/10 at 100.00	AAA	5,946,824
	5.250%, 12/01/30 (Pre-refunded to 12/01/10) - FGIC Insured

1,000	North Central Texas Health Facilities Development Corporation, Hospital Revenue Bonds, Presbyterian	No Opt. Call	AAA	1,164,900
	Healthcare System, Series 1996B, 5.750%, 6/01/26 - MBIA Insured

1,075	Northside Independent School District, Bexar County, Texas, Unlimited Tax School Building and	8/10 at 100.00	AAA	1,245,957
	Refunding Bonds, Series 2000, 5.875%, 8/15/25 (Pre-refunded to 8/15/10)

2,500	Retama Development Corporation, Texas, Special Facilities Revenue Bonds, Retama Park Racetrack	12/17 at 100.00	AAA	3,780,700
	Project, Series 1993, 8.750%, 12/15/17 (Pre-refunded to 12/15/17)

1,895	San Antonio, Texas, Hotel Occupancy Tax Revenue Bonds, Henry B. Gonzalez Convention Center Project,	8/06 at 102.00	AAA	2,056,265
	Series 1996, 5.700%, 8/15/26 (Pre-refunded to 8/15/06) - FGIC Insured

665	San Antonio, Texas, Water System Revenue Refunding Bonds, Series 1992, 6.500%, 5/15/10 - MBIA	No Opt. Call	AAA	766,293
	Insured

2,000	University of Houston, Texas, Consolidated Revenue Bonds, Series 1995, 6.000%, 2/15/17	2/05 at 100.00	AAA	2,025,020
	(Pre-refunded to 2/15/05) - FGIC Insured

	Utilities - 8.2% (5.7% of Total Investments)

2,560	Brazos River Authority, Texas, Pollution Control Revenue Refunding Bonds, TXU Electric Company	4/13 at 101.00	BBB	3,043,226
	Project, Series 1999C, 7.700%, 3/01/32 (Alternative Minimum Tax)

2,400	Brazos River Authority, Texas, Revenue Bonds, Reliant Energy Inc., Series 1999A, 5.375%, 4/01/19	4/09 at 101.00	BBB-	2,417,112

2,000	Harris County Health Facilities Development Corporation, Texas, Thermal Utility Revenue Bonds, TECO	2/10 at 100.00	AAA	2,187,220
	Project, Series 2000, 5.750%, 2/15/15 (Alternative Minimum Tax) - AMBAC Insured

1,500	Matagorda County Navigation District 1, Texas, Pollution Control Revenue Refunding Bonds, Central	1/05 at 101.00	AAA	1,519,845
	Power and Light Company Project, Series 1993, 6.000%, 7/01/28 - MBIA Insured

1,000	Matagorda County Navigation District 1, Texas, Revenue Bonds, Reliant Energy Inc., Series 1999B,	5/09 at 101.00	BBB-	1,005,880
	5.950%, 5/01/30 (Alternative Minimum Tax)

1,750	San Antonio, Texas, Electric and Gas System Revenue Refunding Bonds, Series 2002, 5.375%, 2/01/20	2/12 at 100.00	AA+	1,936,218

	Water and Sewer - 10.8% (7.5% of Total Investments)

	Coastal Water Authority, Texas, Houston Water Projects Contract Revenue Bonds, Series 2004:
1,005	5.000%, 12/15/20 - FGIC Insured	12/14 at 100.00	AAA	1,084,928
1,030	5.000%, 12/15/21 - FGIC Insured	12/14 at 100.00	AAA	1,104,830

3,000	Houston, Texas, First Lien Combined Utility System Revenue Bonds, Series 2004A, 5.250%, 5/15/23 -	5/14 at 100.00	AAA	3,244,319
	FGIC Insured

3,500	Houston, Texas, Junior Lien Water and Sewerage System Revenue Refunding Bonds, Series 2001A,	12/11 at 100.00	AAA	3,942,994
	5.500%, 12/01/17 - FSA Insured

	Irving, Texas, Subordinate Lien Waterworks and Sewerage Revenue Bonds, Series 2004:
1,680	5.000%, 8/15/22 - AMBAC Insured	8/14 at 100.00	AAA	1,786,212
1,760	5.000%, 8/15/23 - AMBAC Insured	8/14 at 100.00	AAA	1,858,242

1,260	Rowlett, Rockwall and Dallas Counties, Texas, Waterworks and Sewer System Revenue Bonds, Series	3/14 at 100.00	AAA	1,335,637
	2004A, 5.000%, 3/01/22 - MBIA Insured

1,500	Texas Water Development Board, Senior Lien State Revolving Fund Revenue Bonds, Series 1999A,	7/09 at 100.00	AAA	1,648,934
	5.500%, 7/15/21

$207,473	Total Long-Term Investments (cost $198,238,315) - 143.9%			212,587,623

	Short-Term Investments - 0.2% (0.1% of Total Investments)

300	Puerto Rico Commonwealth Government Development Bank, Adjustable Refunding Bonds, Variable Rate		A-1	300,000
	Demand Obligations, Series 1985, 1.700%, 12/01/15 - MBIA Insured†

$300	Total Short-Term Investments (cost $300,000) - 0.2%			300,000

	Total Investments (cost $198,538,315 ) - 144.1%			212,887,623

	Other Assets Less Liabilities - 2.6%			3,819,485

	Preferred Shares, at Liquidation Value - (46.7)%			(69,000,000)

	Net Assets Applicable to Common Shares - 100%			$147,707,108

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
*	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.
**	Ratings: Using the higher of Standard & Poor's or Moody's rating.
***	Securities are backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensures the timely payment of principal and interest. Such securities are normally considered to be equivalent to AAA rated securities.
N/R	Investment is not rated.
†	Security has a maturity of more than one year, but has variable rate and demand features which qualify it as a short-term security. The rate disclosed is that currently in effect. This rate changes periodically based on market conditions or a specified market index.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing income on taxable market discount securities and timing differences in recognizing certain gains and losses on security transactions.

At October 31, 2004, the cost of investments was $198,453,669.

Gross unrealized appreciation and gross unrealized depreciation of investments at October 31, 2004, were as follows:

Gross unrealized:
Appreciation	$15,742,442
Depreciation	(1,308,488)

Net unrealized appreciation of investments	$14,433,954

Item 2. Controls and Procedures.

  The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, (17 CFR 240.13a-15(b) or 240.15d-15(b)).
  There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Nuveen Texas Quality Income Municipal Fund

By (Signature and Title)*          /s/ Jessica R. Droeger--Vice President and Secretary

Date         12/28/04

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*         /s/ Gifford R. Zimmerman--Chief Administrative Officer (Principal Executive Officer)

Date         12/28/04

By (Signature and Title)*         /s/ Stephen D. Foy--Vice President and Controller (Principal Financial Officer)

Date         12/28/04

* Print the name and title of each signing officer under his or her signature.